Taxes on Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before taxes domestic and foreign operations
Domestic operations					$ (423)	$ 821	$ 800
Foreign operations					477	478	289
Total continuing income before taxes					54	1,299	1,089
Federal:
Current					285	194	181
Deferred					(213)	51	73
Total federal					72	245	254
Foreign:
Current					135	152	91
Deferred					1	(19)	(9)
Total foreign					136	133	82
State and local:
Current					62	37	38
Deferred					(25)	10	14
Total state and local					37	47	52
Total provision for taxes for continuing operations	$ 185	$ 152	$ 340	$ 290	245	425	388
Provision for discontinued operations					140	299	27
Total provision for taxes					$ 385	$ 724	$ 415
Reconciliation of federal statutory income tax rate
U.S. federal statutory income tax rate					35.00%	35.00%	35.00%
Legal and regulatory settlements					524.10%	0.00%	0.00%
State and local income taxes					64.20%	2.80%	3.50%
Foreign operations					(79.60%)	(3.90%)	(2.70%)
S&P Dow Jones Indices LLC joint venture					(60.20%)	(2.00%)	(1.10%)
Tax credits and incentives					(91.50%)	(2.10%)	(2.40%)
Other, net					61.70%	2.90%	3.30%
Effective income tax rate for continuing operations	32.60%	32.90%	32.40%	33.40%	453.70%	32.70%	35.60%